1933 Act File No. 2-98494
                                   1940 Act File No. 811-4489

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   21    ..........        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.  19     .........................        X

                    FEDERATED U.S. GOVERNMENT BOND FUND

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
  x on October 31, 1996 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 x   filed the Notice required by that Rule on October   15, 1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                Copies to:

Matthew J. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037




                           CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of FEDERATED U.S. GOVERNMENT BOND FUND is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Fund Expenses.
Item 3.   Condensed Financial
           Information.............Financial Highlights; Performance
                                   Information.
Item 4.   General Description of
           Registrant..............General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies; Investment
                                   Limitations.
Item 5.   Management of the Fund...Fund Information; Management of the
                                   Fund; Distribution of Fund Shares;
                                   Administration of the Fund.
Item 6.   Capital Stock and Other
           Securities..............Dividends; Capital Gains; Shareholder
                                   Information; Voting Rights; Tax
                                   Information; Federal Income Tax; State
                                   and Local Taxes.
Item 7.   Purchase of Securities Being
           Offered.................Net Asset Value; Investing in the Fund;
                                   Share Purchases; Minimum Investment
                                   Required; What Shares Cost; Exchanging
                                   Securities for Fund Shares; Certificates
                                   and Confirmations.
Item 8.   Redemption or Repurchase.Redeeming Shares; Telephone Redemption;
                                   Redeeming Shares By Mail; Accounts with
                                   Low Balances.
Item 9.   Legal Proceedings........None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............Cover Page.
Item 11.  Table of Contents........Table of Contents.
Item 12.  General Information and
           History.................General Information About the Fund;
                                   Massachusetts Partnership Law; About
                                   Federated Investors; Appendix.
Item 13.  Investment Objectives and
           Policies................Investment Objective and Policies;
                                   Investment Limitations.
Item 14.  Management of the Fund...Federated U.S. Government Bond Fund
                                   Management; Trustee Compensation.
Item 15.  Control Persons and Principal
           Holders of Securities...Fund Ownership.
Item 16.  Investment Advisory and Other
           Services................Investment Advisory Services; Other
                                   Services; Shareholder Services.
Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not Applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities Being
           Offered.................Purchasing Shares; Determining Net Asset
                                   Value; Redeeming Shares; Exchanging
                                   Securities for Fund Shares.
Item 20.  Tax Status...............Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
           Data....................Total Return; Yield; Performance
                                        Comparisons.
Item 23.  Financial Statements.....Filed in Part A.





FEDERATED U.S. GOVERNMENT BOND FUND

PROSPECTUS

A no-load, open-end, diversified management investment company (a mutual fund) investing primarily in U.S. government bonds to pursue total return.

This prospectus contains the information you should read and know before you invest in Federated U.S. Government Bond Fund (the "Fund"). Keep this prospectus for future reference.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

The Fund has also filed a Statement of Additional Information dated October 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1996


TABLE OF CONTENTS

 TABLE OF CONTENTS
 SUMMARY OF FUND EXPENSES                                           1
 FINANCIAL HIGHLIGHTS                                               2
 GENERAL INFORMATION                                                3
 INVESTMENT INFORMATION                                             3
  Investment Objective                                              3
  Investment Policies                                               3
  Investment Limitations                                            7
 FUND INFORMATION                                                   7
  Management of the Fund                                            7
  Distribution of Fund Shares                                       8
  Administration of the Fund                                        9
 NET ASSET VALUE                                                    9
 INVESTING IN THE FUND                                              9
  Share Purchases                                                   9
  Minimum Investment Required                                      10
  What Shares Cost                                                 10
  Exchanging Securities for Fund Shares                            10
  Certificates and Confirmations                                   11
  Dividends                                                        11
  Capital Gains                                                    11
 REDEEMING SHARES                                                  11
  Telephone Redemption                                             11
  Redeeming Shares By Mail                                         12
  Accounts With Low Balances                                       12
 SHAREHOLDER INFORMATION                                           12
  Voting Rights                                                    12
 TAX INFORMATION                                                   13
  Federal Income Tax                                               13
  State and Local Taxes                                            13
 PERFORMANCE INFORMATION                                           13
 FINANCIAL STATEMENTS                                              14
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                          21
 ADDRESSES                                                         22



SUMMARY OF FUND EXPENSES
                                     SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                                                       None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                                       None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                              None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None

                                          ANNUAL OPERATING EXPENSES
                                   (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                                          0.49%
 12b-1 Fee                                                                                                  None
 Total Other Expenses                                                                                      0.36%
  Shareholder Services Fee (after waiver)(2)                                                    0.05%
   Total Operating Expenses(3)                                                                             0.85%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.16% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                    1 YEAR  3 YEARS   5 YEARS    10 YEARS
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and
(2) redemption at the end of each time period                $9       $27       $47       $105



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 21.

                                                             YEAR ENDED AUGUST 31,
                       1996         1995       1994      1993      1992      1991      1990     1989      1988       1987
 NET ASSET VALUE,
 BEGINNING OF PERIOD  $10.45       $ 9.72     $11.04    $10.03    $ 9.48    $ 8.90    $ 9.12    $ 8.78   $ 9.08     $10.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment
  income                0.60         0.60       0.54      0.58      0.63      0.66      0.71      0.70     0.76       0.86
  Net realized and
  unrealized gain
  (loss) on
  investments          (0.43)        0.73      (1.09)     1.01      0.55      0.58     (0.22)     0.34    (0.30)     (0.89)
  Total from
  investment
  operations            0.17         1.33      (0.55)     1.59      1.18      1.24      0.49      1.04     0.46      (0.03)
 LESS DISTRIBUTIONS
  Distributions
  from net
  investment income    (0.60)       (0.60)     (0.54)    (0.58)    (0.63)    (0.66)    (0.71)    (0.70)   (0.76)     (0.89)
  Distributions
  from net
  realized gain on
  investments          (0.08)         --       (0.23)      --        --        --       --         --      --          --
  Total distributions  (0.68)       (0.60)     (0.77)    (0.58)    (0.63)    (0.66)    (0.71)    (0.70)   (0.76)     (0.89)
 NET ASSET
 VALUE, END OF
 PERIOD               $ 9.94       $10.45     $ 9.72    $11.04    $10.03    $ 9.48    $ 8.90    $ 9.12   $ 8.78     $ 9.08
 TOTAL RETURN(A)        1.37%       14.34%     (5.23)%   16.44%    12.89%    14.37%     5.50%    12.35%    5.23%     (0.43)%
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses              0.85%       0.85%       0.83%     0.81%     0.88%     0.78%     0.78%     0.80%    0.75%      0.76%
  Net investment
  income                5.71%       6.10%       5.25%     5.58%     6.54%     7.17%     7.81%     7.87%    8.40%      8.87%
  Expense waiver/
  reimbursement(b)      0.31%       0.22%       0.17%     0.62%     0.88%     0.85%     0.76%     0.96%    1.17%      0.75%
 SUPPLEMENTAL DATA
  Net assets, end of
  period (000        $84,806    $124,696    $138,016   $82,737   $34,125   $27,427   $43,729   $36,325   $13,125   $11,067
  omitted)
  Portfolio
  turnover                53%         37%         22%       53%       98%       73%       42%       35%      152%       62%


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Fund was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Fund to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has not established separate portfolios of securities or separate classes of shares.

The Fund is designed primarily for individuals and institutions seeking total return through a professionally managed, diversified portfolio consisting primarily of U.S. government bonds. A minimum initial investment of $25,000 over a 90-day period is required.


Fund shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to pursue total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective stated above cannot be changed without approval of shareholders. Unless stated otherwise, the investment policies and limitations stated below cannot be changed without shareholder approval. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations (i.e., bills, notes and bonds) of the U.S. government, its agencies and instrumentalities, with at least 65% of the value of its total assets being invested under normal circumstances in U.S. government bonds. This policy may be changed without shareholder approval. The Fund will limit its investments to those that are permitted for purchase by federally chartered savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision. Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Fund reserves the right, without shareholder approval, to make such investments consistent with the Fund's investment objective, policies, and limitations. Further, should existing statutes or regulations change, so as to cause any securities held by the Fund to become ineligible for purchase by federally chartered savings associations, the Fund will dispose of those securities at times advantageous to the Fund. The permitted investments of the Fund are:

* direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

* notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

* notes, bonds, and discount notes issued or guaranteed by U.S. government agencies or instrumentalities which receive or have access to federal funding; and

* domestic issues of corporate debt obligations (rated Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's"); AAA, AA, or A by Standard & Poor's Ratings Group ("S&P"); or AAA, AA, or A by Fitch Investors Service, Inc. ("Fitch")).

The prices of fixed income securities (debt obligations) fluctuate inversely to the direction of interest rates.

The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed in a variety of ways by the U.S. government, its agencies or instrumentalities. Some of these obligations are backed by the full faith and credit of the U.S. Treasury.

The Fund may also purchase put options on financial futures contracts and on portfolio securities and write call options on its portfolio securities. The Fund will engage in such transactions only to the extent permitted under applicable Office of Thrift Supervision rules, regulations, or interpretations thereof.

RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities determined by the Trustees to be illiquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under the federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

TEMPORARY INVESTMENTS. The Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions for defensive purposes and to maintain liquidity. These money market instruments consist of:

* commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by nationally recognized rating services. Such ratings would include: A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;

* time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks which, if negotiable, mature in six months or less or if not negotiable, either mature in ninety days or less, or are withdrawable upon notice not exceeding ninety days;

* bankers' acceptances issued by a BIF-insured bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank, with remaining maturities of nine months or less. The total acceptances of any bank held by the Fund cannot exceed 0.25% of such bank's total deposits according to the bank's last published statement of condition preceding the date of acceptance;

* obligations of the U.S. government or its agencies or instrumentalities;
  and

* repurchase agreements collateralized by eligible investments.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

PUT AND CALL OPTIONS. The Fund may purchase put options on financial futures contracts and put options on portfolio securities. Financial futures may include index futures. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. For the immediate future, the Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. The Fund will only purchase puts on financial futures contracts which are traded on a recognized exchange.

The Fund will generally purchase over-the-counter put options on portfolio securities in negotiated transactions with the writers of the options since options on the portfolio securities held by the Fund are typically not traded on an exchange. The Fund purchases options only from investment dealers and other financial associations (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.

In general, over-the-counter put options differ from exchange traded put options in the following respects. Over-the-counter put options are two party contracts with price and terms negotiated between buyer and seller, and such options are endorsed and/or guaranteed by third parties (such as a New York Stock Exchange member). Additionally, over-the-counter strike prices are adjusted to reflect dividend payments, initial strike prices are generally set at market, and option premiums (which are all time premiums) are amortized on a straight line basis over the life of the option. In contrast, exchange traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from the Clearing Corporation. Strike prices are not adjusted for dividends, and options are marked to market, thereby obviating the need to amortize the time premium. Exchange traded options have a continuous liquid market while over-the-counter options do not.

The Fund may also write call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by its Trustees.

The Fund may attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts. The Fund will notify shareholders before it begins engaging in these transactions.

   RISKS. When the Fund writes a call option, the Fund risks not participating in any rise in the value of the underlying security. In addition, when the Fund purchases puts on financial futures contracts to protect against declines in prices of portfolio securities, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and its corresponding put to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such an event, the Fund may lose the purchase price of the put option. Finally, it is not certain that a secondary market for options will exist at all times. Although the investment adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Fund's ability to establish and close out option positions depends on this secondary market.

The Fund will engage in such transactions only to the extent permitted under applicable rules, regulations, or interpretations thereof of the Office of Thrift Supervision.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Fund will not:

* borrow money directly or through reverse repurchase agreements
  (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may:

* borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

* lend any of its assets except portfolio securities up to one-third of the value of its total assets;

* sell securities short except, under strict limitations, it may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions;

* invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the federal securities laws (except for commercial paper issued under Section 4(2) of the Securities Act of
  1933);

* underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations;

* invest more than 5% of its total assets in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations). The Fund may invest up to 15% of its total assets in the certificates of deposit of one bank; or

* invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Fund's powers, except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

   ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets. The investment advisory contract allows for the voluntary reimbursement of expenses by the adviser from time to time. The adviser can terminate any voluntary reimbursement of expenses at any time at its sole discretion. The adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, President and Trustee of Federated Investors.
Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Susan M. Nason has been the Fund's portfolio manager since 1994. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino has been the Fund's portfolio manager since 1995. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of the Fund's investment adviser since 1995. Mr. Balestrino served as an Assistant Vice President of the investment adviser from 1991 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Both the Fund and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

                        AVERAGE AGGREGATE
    MAXIMUM              DAILY NET ASSETS
ADMINISTRATIVE FEE     OF THE FEDERATED FUNDS
     0.15%          on the first $250 million
     0.125%         on the next $250 million
     0.10%          on the next $250 million
     0.075%         on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE. To purchase shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated U.S. Government Bond Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase shares of the Fund by mail, send a check made payable to Federated U.S. Government Bond Fund to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank, into federal funds. This is normally the next business day after the check is received by State Street Bank.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Fund shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of securities and cash for Fund shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, provided State Street Bank has received payment for shares from the shareholder. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, shareholders may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Redeeming Shares By Mail," should be considered.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number, and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or saving association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of any portfolios in the Fund have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

As a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding shares.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Fund, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the Fund's portfolio securities would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Fund is sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FEDERATED U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS

AUGUST 31, 1996

       PRINCIPAL
        AMOUNT                                                                                              VALUE
 U.S. GOVERNMENT OBLIGATIONS -- 99.8%
                 U.S. TREASURY NOTES AND BONDS -- 99.8%
 $     1,550,000 5.75%, 8/15/2003                                                                      $  1,456,581
       1,700,000 6.25%, 2/15/2003                                                                         1,649,850
       3,710,000 10.75%, 2/15/2003                                                                        4,455,265
       5,000,000 11.125%, 8/15/2003                                                                       6,159,400
       9,900,000 7.25%, 8/15/2004                                                                         10,105,920
       1,750,000 12.375%, 5/15/2004                                                                       2,313,220
       6,800,000 6.50%, 8/15/2005                                                                         6,601,712
       5,000,000 12.00%, 5/15/2005                                                                        6,627,600
       8,000,000 6.875%, 5/15/2006                                                                        7,956,400
       1,100,000 7.00%, 7/15/2006                                                                         1,104,488
       2,000,000 13.25%, 5/15/2014                                                                        3,001,380
       8,000,000 7.25%, 5/15/2016                                                                         7,986,720
       7,800,000 8.75%, 8/15/2020                                                                         9,084,114
       6,000,000 8.00%, 11/15/2021                                                                        6,492,900
       8,000,000 8.125%, 8/15/2021                                                                        8,768,720
       1,000,000 6.00%, 2/15/2026                                                                           858,770
                   TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $83,827,497)                     $ 84,623,040
 (A)REPURCHASE AGREEMENT -- 1.2%
         990,000 Bankers Trust Company, 5.27%, dated 8/30/1996, due 9/3/1996
                 (AT AMORTIZED COST)                                                                        990,000
                   TOTAL INVESTMENTS (IDENTIFIED COST $84,817,497)(B)                                  $ 85,613,040


(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $84,846,873. The net unrealized appreciation of investments on a federal tax basis amounts to $766,167 which is comprised of $1,773,057 appreciation and $1,006,890 depreciation at August 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
     ($84,806,093) at August 31, 1996.

(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1996

 ASSETS:
 Total investments in securities, at value (identified cost $84,817,497 and
 tax cost $84,846,873)                                                                             $85,613,040
 Income receivable                                                                                     978,611
 Receivable for shares sold                                                                            270,489
   Total assets                                                                                     86,862,140
 LIABILITIES:
 Payable for shares redeemed                                                        1,699,715
 Income distribution payable                                                          260,659
 Payable to Bank                                                                       65,179
 Accrued expenses                                                                      30,494
   Total liabilities                                                                                 2,056,047
 Net Assets for 8,530,714 shares outstanding                                                       $84,806,093
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                   $83,478,872
 Net unrealized appreciation of investments                                                            795,543
 Accumulated net realized gain on investments                                                          531,678
   Total Net Assets                                                                                $84,806,093
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $84,806,093 / 8,530,714 shares outstanding                                                              $9.94


(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT BOND FUND
STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 1996

 INVESTMENT INCOME:
 Interest                                                                                        $  6,369,885
 EXPENSES:
 Investment advisory fee                                                       $ 582,504
 Administrative personnel and services fee                                       125,000
 Custodian fees                                                                   23,811
 Transfer and dividend disbursing agent fees and expenses                         33,225
 Directors'/Trustees' fees                                                        15,236
 Auditing fees                                                                    14,500
 Legal fees                                                                        5,534
 Portfolio accounting fees                                                        47,619
 Shareholder services fee                                                        242,710
 Share registration costs                                                         21,105
 Printing and postage                                                             12,504
 Taxes                                                                               182
 Miscellaneous                                                                     1,856
  Total expenses                                                               1,125,786
 Waivers --
  Waiver of investment advisory fee                              $(102,131)
  Waiver of shareholder services fee                              (194,168)
    Total waivers                                                               (296,299)
      Net expenses                                                                                     829,487
        Net investment income                                                                      $ 5,540,398
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                    2,200,449
 Net change in unrealized appreciation of investments                                               (5,262,955)
  Net realized and unrealized loss on investments                                                   (3,062,506)
    Change in net assets resulting from operations                                                 $ 2,477,892


(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED AUGUST 31,
                                                                                    1996                1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                         $  5,540,398       $  8,605,441
 Net realized gain on investments ($2,200,449 and $716,495 net gains,
 respectively, as computed for federal tax purposes)                              2,200,449             75,396
 Net change in unrealized appreciation (depreciation)                            (5,262,955)        10,866,451
   Change in net assets resulting from operations                                 2,477,892         19,547,288
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                        (5,540,398)        (8,605,441)
 Distributions from net realized gains                                             (716,127)             --
   Change in net assets resulting from distributions to
   shareholders                                                                  (6,256,525)        (8,605,441)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                   102,051,549         88,288,665
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                           1,691,349          1,458,853
 Cost of shares redeemed                                                       (139,853,982)      (114,009,694)
   Change in net assets resulting from share transactions                       (36,111,084)       (24,262,176)
     Change in net assets                                                       (39,889,717)       (13,320,329)
 NET ASSETS:
 Beginning of period                                                            124,695,810        138,016,139
 End of period                                                                $  84,806,093      $ 124,695,810


(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT BOND FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996

1. ORGANIZATION

Federated U.S. Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the fund is to pursue total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AND REVERSE REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FEDERATED U.S. GOVERNMENT BOND FUND

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                     YEAR ENDED AUGUST 31,
                                                                                      1996           1995
 Shares sold                                                                        9,780,023       9,078,568
 Shares issued to shareholders in payment of distributions declared                   162,691         149,974
 Shares redeemed                                                                  (13,340,606)    (11,499,261)
  Net change resulting from share transactions                                     (3,397,892)     (2,270,719)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of daily average net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
FEDERATED U.S. GOVERNMENT BOND FUND

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:

PURCHASES                                                  $50,029,433
SALES                                                      $82,991,942


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Shareholders and Board of Trustees of FEDERATED U.S. GOVERNMENT BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated U.S. Government Bond Fund (a Massachusetts business trust), including the schedule of portfolio investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Bond Fund as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 20, 1996

ADDRESSES

Federated U.S. Government Bond Fund         Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Distributor
             Federated Securities Corp.     Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
             Federated Management           Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Custodian
             State Street Bank and          P.O. Box 8600
             Trust Company                  Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
             Federated Shareholder          Federated Investors Tower
             Services Company               Boston, Massachusetts 02266-8600

Independent Public Accountants
             Arthur Andersen LLP            2100 One PPG Place
                                            Pittsburgh, Pennsylvania 15222
FEDERATED U.S.
GOVERNMENT BOND FUND
PROSPECTUS

A No-Load, Open-End,
Diversified Management
Investment Company
Prospectus dated October 31, 1996

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314284100
8100308A (10/96)







                    FEDERATED U.S. GOVERNMENT BOND FUND
                    STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information should be read with the prospectus of the Fund dated October 31, 1996. This Statement is not a prospectus. You may request a copy of the prospectus or a copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                     Statement dated October 31, 1996

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.

Cusip  314284100
8100308B (10/96)


   GENERAL INFORMATION ABOUT THE FUND                    2

INVESTMENT OBJECTIVE AND POLICIES                        2

 TYPES OF INVESTMENTS                                    2
 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS           3
 REPURCHASE AGREEMENTS                                   4
 OPTION TRANSACTIONS                                     4
 LENDING OF PORTFOLIO SECURITIES                         7
 REVERSE REPURCHASE AGREEMENTS                           7
 PORTFOLIO TURNOVER                                      8
INVESTMENT LIMITATIONS                                   8

FEDERATED U.S. GOVERNMENT BOND FUND
MANAGEMENT                                               6

 FUND OWNERSHIP                                         21
 TRUSTEE COMPENSATION                                   21
 TRUSTEE LIABILITY                                      23
INVESTMENT ADVISORY SERVICES                            24

 ADVISER TO THE FUND                                    24
 ADVISORY FEES                                          24
 OTHER RELATED SERVICES                                 25
BROKERAGE TRANSACTIONS                                  25

OTHER SERVICES                                          26

 ADMINISTRATIVE SERVICES                                26
 CUSTODIAN AND PORTFOLIO ACCOUNTANT                     27
 TRANSFER AGENT                                         27
 INDEPENDENT PUBLIC ACCOUNTANTS                         27


SHAREHOLDER SERVICES                                    27

PURCHASING SHARES                                       28

 CONVERSION TO FEDERAL FUNDS                            28
DETERMINING NET ASSET VALUE                             28

 DETERMINING MARKET VALUE OF SECURITIES                 29
REDEEMING SHARES                                        29

MASSACHUSETTS PARTNERSHIP LAW                           30

EXCHANGING SECURITIES FOR FUND SHARES                   30

 TAX CONSEQUENCES                                       31
TAX STATUS                                              31

 THE FUND'S TAX STATUS                                  31
 SHAREHOLDERS' TAX STATUS                               31
TOTAL RETURN                                            32

YIELD                                                   32

PERFORMANCE COMPARISONS                                 33

 ECONOMIC AND MARKET INFORMATION                        36
 DURATION                                               36
ABOUT FEDERATED INVESTORS                               37
 MUTUAL FUND MARKET                                     38
 INSTITUTIONAL                                          38
 TRUST ORGANIZATIONS                                    38
 BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES     39
APPENDIX                                            39



GENERAL INFORMATION ABOUT THE FUND

Federated U.S. Government Bond Fund (the "Fund") was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. On August 30, 1993, shareholders of the Fund approved changing the name of the Fund from Federated Bond Fund to Federated U.S. Government Bond Fund.
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to pursue total return. The investment objective cannot be changed without approval of shareholders. Unless stated otherwise, the investment policies stated below cannot be changed without shareholder approval.
TYPES OF INVESTMENTS
The Fund invests primarily in debt obligations (i.e. bills, notes and bonds) of the U.S. government, its agencies and instrumentalities, with at least 65% of the value of its total assets being invested under normal circumstances in U.S. government bonds. This policy may be changed without shareholder approval. The permitted investments of the Fund include:
   o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; and
   o domestic issues of corporate debt obligations (rated Aaa, Aa, or A by Moody's Investors Service, Inc.; AAA, AA, or A by Standard & Poor's Ratings Group; or AAA, AA, or A by Fitch Investors Service, Inc.).
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:


     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit Banks;
     oBanks for Cooperatives;
     oFederal Home Loan Banks;
     oThe Student Loan Marketing Association; and oFederal National Mortgage Association.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies, not for investment leverage. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. As a matter of policy which can be changed without shareholder approval, the Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the `Trustees'').
OPTION TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also write covered call options on its portfolio securities to attempt to increase its current income. The Fund will only engage in such transactions to the extent permitted under applicable rules, regulations, or interpretations thereof of the Office of Thrift Supervision.
The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired.


An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.
  PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.
     A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of instrument called for in the contract ("going short") and the buyer who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund could enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period.
     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.
     Alternately, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price.
     Currently, the Fund will only enter into futures contracts in order to exercise put options in its portfolio. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
  PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
  WRITING COVERED CALL OPTIONS
     The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.
     The Fund may only sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration).
     The Fund will only engage in such transactions to the extent permitted under applicable Office of Thrift Supervision rules, regulations, or interpretations thereof.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. The securities are marked to market daily and maintained until the transaction is settled.
During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
PORTFOLIO TURNOVER
   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended August 31, 1996, and 1995, the portfolio turnover rates were 53%, and 37%, respectively.
INVESTMENT LIMITATIONS

  BUYING ON MARGIN
     The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.


     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities. However, the Fund may purchase put options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.
  RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the federal securities laws (except for commercial paper issued under Section 4(2) of the Securities Act of 1933).
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities in accordance with that section of the prospectus entitled "Lending of Portfolio Securities."
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.
  SELLING SHORT
     The Fund will not sell securities short unless:
     oduring the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issuer as, and equal in amount to, the securities sold short; and
     onot more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.


  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.
  DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of the value of its total assets in any one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations). The Fund may invest up to 15% of its total assets in the certificates of deposit of one bank.
     The Fund considers the type of bank obligations it purchases as cash items.
  ACQUIRING SECURITIES
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in portfolio instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE FUND
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.


  WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.
The above investment limitations cannot be changed without shareholder approval.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The use of short sales will allow the Fund to retain certain bonds in its portfolio longer than it would without such sales. To the extent the Fund receives the current income produced by such bonds for a longer period than it might otherwise, the Fund's investment objective of total return (which includes current income) is furthered.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
In addition, in order to comply with certain state restrictions, the Fund will not purchase or sell real estate limited partnership interests, or oil, gas or other mineral leases, except that the Fund may purchase or sell securities of companies which invest in or hold the foregoing. If state requirements change, these restrictions may be revised without notice to shareholders.


The Fund did not engage in options transactions or reverse repurchase agreements, sell securities short, borrow money, or invest in illiquid securities in excess of 5% of the value of its total assets during the last fiscal year, and has no present intent to do so in the coming fiscal year.


   FEDERATED U.S. GOVERNMENT BOND FUND MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated U.S. Government Bond Fund, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee


Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.




Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee


President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.




Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930


Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President


Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities


Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of October 7, 1996, the following shareholders of record owned 5% or more of the shares of the Fund: Edward C. Gonzales, TTEE Federated Investors Employee PSP, Pittsburgh, Pennsylvania, owned approximately 530,282 shares (6.87%); Charles Schwab & Co., Inc., San Francisco, California, owned approximately 402,812 shares (5.22%); Bozworth Company, Boatmen's Trust Company, Little Rock, Arkansas, owned approximately 417,267 shares (5.40%); and Defco #22038653, The State Bank & Trust Co., Defiance, Ohio, owned approximately 471,602 shares (6.11%).


TRUSTEE COMPENSATION


                     AGGREGATE
NAME                 COMPENSATION
POSITION WITH        FROM                    TOTAL COMPENSATION PAID
FUND                 FUND *#                 FROM FUND COMPLEX +

John F. Donahue       $0               $ 0 for the Fund
Chairman and Trustee                   54 other investment companies in
                                       the Fund Complex

Thomas G. Bigley++    $1105            $ 86,331 for the Fund
Trustee                                54 other investment companies in
                                       the Fund Complex

John T. Conroy, Jr.   $1105            $ 115,760 for the Fund
Trustee                                54 other investment companies in
                                       the Fund Complex

William J. Copeland   $1213            $ 115,760 for the Fund and
Trustee                                54 other investment companies in
                                       the Fund Complex

James E. Dowd         $1105            $ 115,760 for the Fund and
Trustee                                54 other investment companies in
                                       the Fund Complex

Lawrence D. Ellis, M.D.   $1105        $ 104,898 for the Fund and
Trustee                                54 other investment companies in
                                       the Fund Complex

Edward L. Flaherty, Jr.   $1105        $ 115,760 for the Fund and
Trustee                                54 other investment companies in
                                       the Fund Complex

Peter E. Madden       $1105            $ 104,898 for the Fund and
Trustee                                54 other investment companies in
                                       the Fund Complex

Gregor F. Meyer       $1105            $ 104,898 for the Fund and
Trustee                                54 other investment companies in
                                       the Fund Complex

John E. Murray, Jr.   $1105            $ 104,898 for the Fund and
Trustee                                54 other investment companies in
                                       the Fund Complex

Wesley W. Posvar      $1105            $ 104,898 for the Fund and
Trustee                                54 other investment companies in
                                       the Fund Complex

Marjorie P. Smuts     $1105            $ 104,898 for the Fund and
Trustee                                54 other investment companies in
                                       the Fund Complex


*Information is furnished for the fiscal year ended August 31, 1996.
#The aggregate compensation is provided for the Fund which is comprised of one portfolio.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.
TRUSTEE LIABILITY
The Fund's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. ADVISORY FEES
   For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended August 31, 1996, 1995, and 1994, the Fund's adviser earned $582,504, $846,894, and $642,275, respectively, of which $102,131, $31,460, and $177,861, respectively, was voluntarily waived because of undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATION
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.


     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
OTHER RELATED SERVICES
Affiliates of the adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
   BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended August 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions on brokerage transactions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

ADMINISTRATIVE SERVICES
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors For purposes of this Statement of Additional Information,


Federated Services Company Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended August 31, 1996, 1995, and 1994, the Administrators earned $125,000, $125,000, and $201,377, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company (`State Street Bank''), Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The public accountants for the Fund are Arthur Andersen LLP, Pittsburgh,
PA.
SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by (1) providing personal services to the shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholder's requests and inquiries concerning their accounts.
   For the fiscal years ended August 31, 1996, and 1995, the Fund paid shareholder services fees in the amounts of $242,710, and $352,872, of which $194,168 and $282,298, respectively, was waived.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days on which the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
   o according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for equity securities, according to the mean between the current closing bid and asked prices and for bonds and other fixed income securities as determined by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Board determines this is not fair value; or
   o at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:
   o yield;
   o quality;
   o coupon rate;
   o maturity;
   o type of issue;
   o trading characteristics; and
   o other market data.
Over-the-counter put options will be valued at the mean between the bid and the asked prices.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
   MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Fund or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for Fund shares, or they may exchange a combination of securities and cash for Fund shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of


Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.
TAX CONSEQUENCES
Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

   The Fund's average annual total returns for the one-year, five-year, and ten-year periods ended August 31, 1996, were 1.37%, 7.62% and 7.45%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

   The Fund's yield for the thirty-day period ended August 31, 1996 ,was
6.29%.
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a


12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in Fund expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LEHMAN BROTHERS GOVERNMENT INDEX is comprised of long term bonds publicly issued by the U.S. government or its agencies. It is limited to securities with maturities of 10 years or longer. The index calculates total return for one-month, three-month, twelve-month and ten-year periods and year-to-date.
   o MERRILL LYNCH LONG TERM GOVERNMENT INDEX is an unmanaged index comprised of publicly issued U.S. government or U.S. agency debt obligations with final maturities of 10 years or longer.
   o LEHMAN BROTHERS LONG TERM TREASURY INDEX is comprised of U.S. Treasury securities, publicly issued by the U.S. Treasury. It is limited to securities with final maturities of 10 years or longer. The index calculates total returns for one-month, three-month, twelve-month and ten-year periods and year-to-date.
   o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. The index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.
   o SALOMON BROTHERS AAA-AA CORPORATES INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.
   o LEHMAN BROTHERS LONG TERM CORPORATE INDEX is comprised of publicly issued fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. All bonds are at least 10 years in length of maturity and are rated at least BBB by one of the major rating agencies.


   o MERRILL LYNCH 10-15 YEAR U.S. TREASURY INDEX is an unmanaged index tracking long-term U.S. Treasury securities with maturities between 10 and 15 years. The index is produced by Merrill Lynch, Pierce, Fenner and Smith, Inc.
   o MERRILL LYNCH 10-YEAR U.S. TREASURY INDEX is an unmanaged index tracking current 10-year Treasury notes. The index is produced by Merrill Lynch, Pierce, Fenner and Smith, Inc.
   o MERRILL LYNCH LONG TERM CORPORATE INDEX is an unmanaged index comprised of publicly issued non-convertible domestic corporate debt obligations having both a rating of BBB or higher and a maturity of 10 years or longer. These quality parameters are based on composites of rating assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc.
   o MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.
   o MERRILL LYNCH CORPORATE MASTER INDEX is an unmanaged index comprised of approximately 4,256 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.
   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated or non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
   Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
DURATION
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables:


the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.
Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When the Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Fund.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making - structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the government sector, as of December 31, 1995, Federated managed 9 mortgage-backed, 5 government/agency, and 17 government money market mutual funds, with assets approximating $7.7 billion, $1.7 billion, and $20.9 billion, respectively. Federated trades approximately $300 million in U.S. government and mortgage-backed securities daily and places approximately $13 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short-term and intermediate-term government markets since 1982 and currently manages nearly $10 billion in government funds within these maturity ranges.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients'


portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide - including 200 New York Stock Exchange firms - supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

* source: Investment Company Institute


APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATING DEFINITIONS AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
      -- Leading market positions in well established industries.
      -- High rates of return on funds employed.
      -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      -- Broad margins in earning coverage of fixed financial charges and high internal cash generation.
      -- Well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great for issues assigned "F-1+" and "F-1" ratings.





PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements (Filed in Part A);
          (b)  Exhibits:
                (1) Conformed Copy of Declaration of Trust of the
                    Registrant, as Amended and Restated (15);
                (2) Copy of By-Laws of the Registrant, as Restated and
                    Amended (15);
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Beneficial
                    Interest of the Registrant (14);
                (5) Conformed Copy of Investment Advisory Contract of the


                    Registrant (15);
                (6) (i) Conformed Copy of the Distributor's Contract (15);
                    (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b)
                    (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).
                (7) Not applicable;
                (8) (i)Conformed Copy of Custodian Agreement of the
                    Registrant (15);
                    (ii) Conformed Copy of Transfer Agency and Service Agreement of the Registrant (15);
                (9) (i)Coformed copy of the Agreement for Fund Accounting,
                    Administrative, Transfer Agency and Custody Services Procurement; +
                    (ii) Conformed Copy of Shareholder Services
                    Agreement (15);
                    (iii) The responses described in Item 24 (b) (6) are hereby incorporated by reference.
                    (iv) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375)


                    (v) The Registrant hereby incorporates the conformed copy of the Shareholder Services sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375)







+    All exhibits are being filed electronically.

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed October 26, 1993. (File Nos. 2-98494 and 811-4489)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 25, 1994. (File Nos. 2-98494 and 811-4489)

               (10) Conformed Copy of Opinion and Consent of Counsel as to
                    legality of shares being registered (15);
               (11) Conformed Copy of Consent of Independent Public
                    Accountants;+
               (12) Not applicable;
               (13) Conformed Copy of Initial Capital Understanding (15);
               (14) Not applicable;


               (15) Not applicable;
               (16) Copy of Schedule for Computation of Fund Performance
                    Data;(16)
               (17) Copy of Financial Data Schedule;+
               (18) Not applicable;
               (19) Conformed copy of Power of Attorney;+


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                as of October 7, 1996

          Shares of Beneficial Interest           1,006
          (no par value)

Item 27.  Indemnification:  (11.)




+    All exhibits are being filed electronically.


11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on Form N-1A October 23, 1989 (File Nos. 2-
     98484 and 911-8489)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 25, 1994. (File Nos. 2-98494 and 811-4489)
16. Response in incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed October 24, 1995. (File Nos. 22-98484 and 811-4489)




Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Fund Information" in Part A. The affiliations with the Registrant of three of the Trustees and Officers of the investment adviser are included in Part B of this Registration Statement under "Federated U.S. Government Bond Fund Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner,


          Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, DE
          19947.

          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Micheal P. Donnelly, Alexandre deBethmann, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James. E. Grefenstette, Stephen A. Keen, Mark S. Kopinski, Robert M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Susan C. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, William F. Stotz, Tracy P. Stouffer, Edward J. Tiedge, Christopher H. Wiles, and Jolanta M. Wysocka, Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds;


Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual


Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp.



John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kennedy        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


   (c)   Not applicable.

Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant                         Federated Investors Tower
                                             Pittsburgh, PA 15222-3779

          Federated Shareholder
          Services Company                   Federated Investors Tower
          (`Transfer Agent, Dividend         Boston, MA 02266-8600
          Disbursing Agent and Portfolio
          Recordkeeper')

          Federated Services Company         Federated Investors Tower
          (`Administrator'')                 Pittsburgh, PA 15222-3779



          Federated Management          Federated Investors Tower
          (`Adviser'')                  Pittsburgh, PA 15222-3779

          State Street Bank and Trust Company     P.O. Box 8600
          (`Custodian'')                Boston, MA 02266-8600



Item 31.  Management Services:  Not applicable.

Item 32. Undertakings: Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.






                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT


BOND FUND, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 18th day of October, 1996.

                    FEDERATED U.S. GOVERNMENT BOND FUND

               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               October 18, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact      October 18, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)



Glen R. Johnson*            President

John W. McGonigle*          Treasurer and Executive
                            Vice President
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney